Income taxes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)
Income Taxes
Preferential tax rate (as a percent)	10.00%	10.00%	10.00%	10.00%
Period of statute of limitations, if underpayment of income taxes is due to computational errors	3 years	3 years
Components of income tax expense
Total tax expenses	¥ 1,130,016	$ 173,183	¥ 983,554	¥ 566,604
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC	19,137,900		14,840,700
Provision for the Chinese dividend withholding taxes	0		0
Deferred income tax liability not recorded in respect of undistributed earnings	956,900		742,000
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of (loss) income of equity method investees	7,019,357	1,075,765	4,942,805	2,747,075
Computed income tax expense at PRC EIT tax rate	1,754,839		1,235,701	686,769
Effect of non-deductible expenses, including:
Share-based compensation expenses	134,324		163,033	167,803
Other non-deductible expenses	27,497		36,838	65,497
Effect of different tax rates of subsidiaries operating in other jurisdiction	(152,863)		17,834	10,454
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(580,608)		(562,898)	(397,437)
Effect of non-taxable income	(90,265)		(15,800)	(58,053)
Change in valuation allowance	37,092		108,846	91,571
Total tax expenses	1,130,016	$ 173,183	983,554	566,604
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect	580,608		562,898	¥ 397,437
Deferred tax assets:
Net operating loss carry forwards	300,544		322,464
Allowance for doubtful debts	11,792		46,691
Impairment of other investments	27,919		32,063
Inventory write-down	268,094		171,884
Payroll payable and other accruals	5,587		14,751
Deferred income	326,610		277,658
Impairment of property and equipment	105,961		117,837
Impairment of land use rights	13,752
Others	1,771		3,939
Less: valuation allowance	(433,763)		(461,478)
Total deferred tax assets-non current	628,267		539,561		$ 96,286
Deferred tax liability:
Fair value adjustments of long-lived assets from business acquisition	382,434		89,217
Revaluation of other investments	7,363		36,385
Others	43,198		39,496
Total deferred tax liability-non-current	¥ 432,995		¥ 165,098
Class A and Class B ordinary share
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share) | ¥ / shares	¥ 4.30		¥ 4.22	¥ 3.00
Per share effect - diluted (in dollars per share) | ¥ / shares	¥ 4.21		¥ 4.14	¥ 2.84
China operations
Components of income tax expense
Current tax	¥ 1,256,086		¥ 974,207	¥ 682,309
Deferred tax	(126,070)		9,347	(115,705)
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of (loss) income of equity method investees	6,284,697		5,161,228	3,770,270
Non-China operations
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of (loss) income of equity method investees	¥ 734,660		(218,423)	¥ (1,023,195)
Cayman Islands
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong | First Two Million Hong Kong Dollars Of Profit [Member]
Income Taxes
Current rate of taxation (as a percent)	8.25%	8.25%
Hong Kong | After Two Million Hong Kong Dollars Of Profit [Member]
Income Taxes
Current rate of taxation (as a percent)	16.50%	16.50%
People's Republic of China
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Period of statute of limitations under special circumstances not clearly defined	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations	¥ 100	$ 14
Period of statute of limitations in case of transfer pricing related adjustment	10 years	10 years
Components of income tax expense
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)	25.00%				25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs	¥ 0		120,095
People's Republic of China | Tax Year 2020 to 2024 [Member]
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs			¥ 1,114,704
People's Republic of China | Tax Year 2021 to 2025 [Member]
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs	¥ 1,271,312
People's Republic of China | Vipshop Jianyang
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Chongqing
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Zhuhai
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%